JCE
Nuveen Core Equity Alpha Fund
Portfolio of Investments    March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 99.2%
	COMMON STOCKS – 99.2%
	Aerospace & Defense – 1.4%
9,585	Boeing Co, (2)	$1,429,507
44,883	Howmet Aerospace Inc	720,821
1,406	TransDigm Group Inc, (3)	450,187
	Total Aerospace & Defense	2,600,515
	Airlines – 0.3%
2,248	Alaska Air Group Inc	64,001
2,374	Southwest Airlines Co	84,538
10,900	United Airlines Holdings Inc, (3)	343,895
	Total Airlines	492,434
	Auto Components – 0.1%
3,655	Aptiv PLC	179,972
	Banks – 3.5%
14,375	Bank of America Corp	305,181
3,199	Citizens Financial Group Inc	60,173
1,061	Comerica Inc	31,130
16,536	Fifth Third Bancorp	245,560
9,920	First Republic Bank/CA	816,218
55,500	Huntington Bancshares Inc, (2)	455,655
4,990	JPMorgan Chase & Co	449,250
44,770	KeyCorp	464,265
18,310	PNC Financial Services Group Inc	1,752,633
59,374	Regions Financial Corp, (2)	532,585
15,717	Truist Financial Corp	484,712
9,986	US Bancorp	344,018
10,622	Wells Fargo & Co	304,851
10,669	Zions Bancorp NA	285,502
	Total Banks	6,531,733
	Beverages – 0.6%
20,178	Brown-Forman Corp, Class B	1,120,081
	Biotechnology – 4.6%
25,140	AbbVie Inc	1,915,417
12,824	Amgen Inc	2,599,809
2,864	Incyte Corp, (3)	209,731

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Biotechnology (continued)
5,225	Regeneron Pharmaceuticals Inc, (3)	$2,551,315
5,625	Vertex Pharmaceuticals Inc, (3)	1,338,469
	Total Biotechnology	8,614,741
	Building Products – 1.0%
3,666	Allegion plc	337,345
13,573	Fortune Brands Home & Security Inc	587,032
26,057	Masco Corp	900,791
	Total Building Products	1,825,168
	Capital Markets – 5.1%
10,776	Bank of New York Mellon Corp/The	362,936
3,150	Cboe Global Markets Inc	281,138
7,613	CME Group Inc	1,316,364
10,147	E*TRADE Financial Corp	348,245
7,944	Intercontinental Exchange Inc	641,478
928	MarketAxess Holdings Inc	308,625
3,683	Moody's Corp	778,954
19,636	Morgan Stanley	667,624
1,813	MSCI Inc	523,884
2,020	Nasdaq Inc	191,799
5,854	Northern Trust Corp	441,743
3,822	S&P Global Inc	936,581
28,070	State Street Corp	1,495,289
10,937	T Rowe Price Group Inc	1,067,998
	Total Capital Markets	9,362,658
	Chemicals – 3.0%
6,281	Celanese Corp	460,963
10,218	FMC Corp	834,708
698	International Flavors & Fragrances Inc	71,252
17,373	PPG Industries Inc	1,452,383
5,987	Sherwin-Williams Co	2,751,146
	Total Chemicals	5,570,452
	Commercial Services & Supplies – 0.3%
1,517	Cintas Corp	262,775
5,250	Republic Services Inc	394,065
	Total Commercial Services & Supplies	656,840
	Communications Equipment – 0.1%
1,132	Motorola Solutions Inc	150,465
	Construction Materials – 0.8%
7,399	Martin Marietta Materials Inc	1,400,113

Shares	Description (1)	Value
	Construction Materials (continued)
446	Vulcan Materials Co	$48,199
	Total Construction Materials	1,448,312
	Consumer Finance – 0.3%
6,817	Capital One Financial Corp	343,713
2,229	Discover Financial Services	79,508
7,720	Synchrony Financial	124,215
	Total Consumer Finance	547,436
	Containers & Packaging – 0.7%
2,185	Avery Dennison Corp	222,586
10,306	Packaging Corp of America	894,870
6,931	Westrock Co	195,870
	Total Containers & Packaging	1,313,326
	Distributors – 0.1%
6,626	LKQ Corp, (3)	135,899
	Diversified Telecommunication Services – 0.2%
11,825	CenturyLink Inc	111,865
4,392	Verizon Communications Inc	235,982
	Total Diversified Telecommunication Services	347,847
	Electric Utilities – 3.0%
1,986	Alliant Energy Corp	95,904
2,304	Edison International	126,236
9,574	Entergy Corp	899,669
29,219	FirstEnergy Corp	1,170,805
10,107	NextEra Energy Inc	2,431,946
34,641	PPL Corp	854,940
	Total Electric Utilities	5,579,500
	Electrical Equipment – 1.2%
9,607	AMETEK Inc	691,896
3,303	Eaton Corp PLC	256,610
17,428	Emerson Electric Co	830,444
2,450	Rockwell Automation Inc	369,730
	Total Electrical Equipment	2,148,680
	Electronic Equipment, Instruments & Components – 1.2%
21,705	Amphenol Corp, Class A	1,581,861
4,832	Keysight Technologies Inc, (3)	404,342
929	Zebra Technologies Corp, (3)	170,564
	Total Electronic Equipment, Instruments & Components	2,156,767
	Entertainment – 1.1%
22,991	Activision Blizzard Inc, (3)	1,367,505

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Entertainment (continued)
6,813	Electronic Arts Inc, (3)	$682,458
830	Live Nation Entertainment Inc, (3)	37,732
	Total Entertainment	2,087,695
	Equity Real Estate Investment Trust – 4.2%
4,358	Alexandria Real Estate Equities Inc	597,308
14,643	Apartment Investment & Management Co, Class A	514,701
426	AvalonBay Communities Inc	62,694
8,801	Duke Realty Corp	284,976
2,057	Equinix Inc	1,284,741
10,300	Equity Residential	635,613
3,080	Healthpeak Properties Inc	73,458
57,434	Kimco Realty Corp	555,387
6,700	Mid-America Apartment Communities Inc	690,301
15,206	Prologis Inc, (2)	1,222,106
14,946	Realty Income Corp	745,208
5,774	UDR Inc	210,982
3,967	Vornado Realty Trust	143,645
1,209	Welltower Inc	55,348
42,379	Weyerhaeuser Co	718,324
	Total Equity Real Estate Investment Trust	7,794,792
	Food & Staples Retailing – 2.4%
6,932	Costco Wholesale Corp	1,976,521
31,012	Kroger Co, (2)	934,082
33,272	Sysco Corp, (2)	1,518,201
	Total Food & Staples Retailing	4,428,804
	Food Products – 3.0%
51,340	Archer-Daniels-Midland Co, (2)	1,806,141
16,277	Campbell Soup Co	751,346
7,647	Hormel Foods Corp	356,656
6,966	Kellogg Co	417,890
14,800	Lamb Weston Holdings Inc	845,080
9,364	McCormick & Co Inc/MD	1,322,291
	Total Food Products	5,499,404
	Health Care Equipment & Supplies – 6.8%
5,720	Abbott Laboratories, (2)	451,365
7,844	Align Technology Inc, (3)	1,364,464
34,300	Baxter International Inc, (2)	2,784,817
2,418	Becton Dickinson and Co, (2)	555,584
2,480	Boston Scientific Corp, (3)	80,922
1,454	DENTSPLY SIRONA Inc	56,459

Shares	Description (1)	Value
	Health Care Equipment & Supplies (continued)
6,782	Edwards Lifesciences Corp, (3)	$1,279,221
24,215	Hologic Inc, (3)	849,946
5,484	Intuitive Surgical Inc, (3)	2,715,732
8,708	Medtronic PLC	785,287
4,600	ResMed Inc	677,534
10,021	Zimmer Biomet Holdings Inc	1,012,923
	Total Health Care Equipment & Supplies	12,614,254
	Health Care Providers & Services – 4.7%
8,365	Cardinal Health Inc	401,018
12,962	Centene Corp, (2), (3)	770,073
1,625	Cigna Corp	287,918
32,234	CVS Health Corp, (2)	1,912,443
5,455	DaVita Inc, (3)	414,907
26,993	HCA Healthcare Inc, (2)	2,425,321
1,418	Henry Schein Inc, (3)	71,637
7,870	Humana Inc	2,471,337
	Total Health Care Providers & Services	8,754,654
	Hotels, Restaurants & Leisure – 1.5%
2,073	Chipotle Mexican Grill Inc, (3)	1,356,571
8,366	Hilton Worldwide Holdings Inc	570,896
60,951	MGM Resorts International	719,222
3,077	Royal Caribbean Cruises Ltd	98,987
	Total Hotels, Restaurants & Leisure	2,745,676
	Household Durables – 1.9%
13,815	DR Horton Inc	469,710
6,196	Garmin Ltd	464,452
14,457	Leggett & Platt Inc	385,713
5,069	Lennar Corp	193,636
41,587	Newell Brands Inc	552,275
292	NVR Inc, (3)	750,180
29,333	PulteGroup Inc	654,713
1,208	Whirlpool Corp	103,646
	Total Household Durables	3,574,325
	Household Products – 0.0%
1,286	Church & Dwight Co Inc, (2)	82,535
	Independent Power & Renewable Electricity Producers – 1.4%
104,498	AES Corp/VA, (2)	1,421,173
42,400	NRG Energy Inc, (2)	1,155,824
	Total Independent Power & Renewable Electricity Producers	2,576,997

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Insurance – 3.0%
14,600	Aflac Inc	$499,904
9,673	Allstate Corp	887,304
421	Aon PLC	69,482
9,987	Arthur J Gallagher & Co	814,041
6,281	Assurant Inc	653,789
7,781	Cincinnati Financial Corp	587,077
1,877	Everest Re Group Ltd	361,172
17,290	Globe Life Inc	1,244,361
10,839	Hartford Financial Services Group Inc	381,966
	Total Insurance	5,499,096
	Internet & Direct Marketing Retail – 0.6%
463	Amazon.com Inc, (3)	902,721
2,290	Expedia Group Inc	128,858
	Total Internet & Direct Marketing Retail	1,031,579
	IT Services – 3.8%
5,311	Accenture PLC	867,074
8,685	Automatic Data Processing Inc	1,187,066
6,500	Fiserv Inc, (3)	617,435
7,000	Gartner Inc, (3)	696,990
716	Global Payments Inc	103,269
789	Jack Henry & Associates Inc	122,484
7,975	Mastercard Inc, Class A	1,926,441
15,000	Paychex Inc	943,800
34,207	Western Union Co/The	620,173
	Total IT Services	7,084,732
	Life Sciences Tools & Services – 1.1%
4,110	Agilent Technologies Inc	294,358
6,315	Illumina Inc, (3)	1,724,753
	Total Life Sciences Tools & Services	2,019,111
	Machinery – 2.4%
3,938	Cummins Inc	532,890
6,538	Deere & Co	903,290
4,968	Dover Corp	417,014
2,791	Illinois Tool Works Inc	396,657
9,804	PACCAR Inc	599,318
5,998	Parker-Hannifin Corp	778,121
16,387	Pentair PLC	487,677
2,795	Snap-on Inc	304,152
	Total Machinery	4,419,119

Shares	Description (1)	Value
	Media – 0.6%
1,919	Charter Communications Inc, (3)	$837,279
11,970	Discovery Inc, (2), (3)	209,954
2,386	Omnicom Group Inc	130,991
	Total Media	1,178,224
	Multiline Retail – 2.2%
10,300	Dollar General Corp	1,555,403
7,529	Dollar Tree Inc, (3)	553,156
20,549	Target Corp	1,910,440
	Total Multiline Retail	4,018,999
	Multi-Utilities – 0.4%
610	Ameren Corp	44,426
4,958	CMS Energy Corp	291,283
3,670	Dominion Energy Inc	264,937
1,104	Sempra Energy	124,741
	Total Multi-Utilities	725,387
	Oil, Gas & Consumable Fuels – 2.3%
9,425	ConocoPhillips, (2)	290,290
15,361	HollyFrontier Corp	376,498
53,900	Kinder Morgan Inc, (2)	750,288
8,775	Marathon Petroleum Corp	207,265
32,600	ONEOK Inc, (2)	711,006
18,986	Phillips 66	1,018,599
22,000	Valero Energy Corp	997,920
	Total Oil, Gas & Consumable Fuels	4,351,866
	Personal Products – 0.1%
826	Estee Lauder Cos Inc/The	131,615
	Pharmaceuticals – 5.7%
13,572	Allergan PLC	2,403,601
54,720	Bristol-Myers Squibb Co, (2)	3,050,093
9,750	Eli Lilly & Co	1,352,520
24,471	Merck & Co Inc	1,882,799
9,788	Perrigo Co PLC	470,705
11,427	Zoetis Inc	1,344,843
	Total Pharmaceuticals	10,504,561
	Professional Services – 1.0%
23,327	IHS Markit Ltd	1,399,620
2,791	Verisk Analytics Inc	389,010
	Total Professional Services	1,788,630

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Shares	Description (1)	Value
	Real Estate Management & Development – 0.1%
6,394	CBRE Group Inc, (3)	$241,118
	Road & Rail – 1.8%
27,055	CSX Corp, (2)	1,550,252
3,680	JB Hunt Transport Services Inc	339,406
4,411	Kansas City Southern	560,991
6,287	Old Dominion Freight Line Inc	825,166
	Total Road & Rail	3,275,815
	Semiconductors & Semiconductor Equipment – 4.6%
8,727	Advanced Micro Devices Inc, (2), (3)	396,904
6,910	Applied Materials Inc	316,616
15,345	KLA Corp	2,205,690
6,096	Lam Research Corp	1,463,040
29,305	Micron Technology Inc, (3)	1,232,568
210	NVIDIA Corp	55,356
12,903	Qorvo Inc, (3)	1,040,369
9,540	QUALCOMM Inc	645,381
13,362	Skyworks Solutions Inc	1,194,296
	Total Semiconductors & Semiconductor Equipment	8,550,220
	Software – 3.8%
7,994	ANSYS Inc, (3)	1,858,365
6,300	Citrix Systems Inc	891,765
13,300	Fortinet Inc, (3)	1,345,561
19,266	Microsoft Corp	3,038,441
	Total Software	7,134,132
	Specialty Retail – 5.2%
2,600	AutoZone Inc, (3)	2,199,600
8,876	Best Buy Co Inc	505,932
4,167	CarMax Inc, (3)	224,310
5,545	O'Reilly Automotive Inc, (3)	1,669,322
31,435	Ross Stores Inc, (2)	2,733,902
49,055	TJX Cos Inc, (2)	2,345,319
	Total Specialty Retail	9,678,385
	Technology Hardware, Storage & Peripherals – 3.0%
11,642	Apple Inc	2,960,444
11,548	Hewlett Packard Enterprise Co	112,131
21,900	NetApp Inc	913,011
17,843	Seagate Technology PLC	870,738
16,514	Western Digital Corp	687,313
	Total Technology Hardware, Storage & Peripherals	5,543,637

Shares	Description (1)	Value
	Textiles, Apparel & Luxury Goods – 1.6%
18,544	NIKE Inc, Class B	$1,534,331
25,300	VF Corp	1,368,224
	Total Textiles, Apparel & Luxury Goods	2,902,555
	Trading Companies & Distributors – 1.4%
1,673	Fastenal Co	52,281
12,716	United Rentals Inc, (3)	1,308,477
5,000	WW Grainger Inc	1,242,500
	Total Trading Companies & Distributors	2,603,258
	Total Long-Term Investments (cost $206,483,475)	183,624,001

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS – 1.9%
	REPURCHASE AGREEMENTS – 1.9%
$3,455	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/20, repurchase price $3,455,162, collateralized by $3,245,000, U.S. Treasury Notes, 2.750%, due 4/30/23, value $3,527,594	0.000%	4/01/20	$3,455,162
	Total Short-Term Investments (cost $3,455,162)			3,455,162
	Total Investments (cost $209,938,637) – 101.1%			187,079,163
	Other Assets Less Liabilities – (1.1)% (4)			(2,010,310)
	Net Assets Applicable to Common Shares – 100%			$185,068,853
Investments in Derivatives
Options Written
Description (4)	Type	Number of Contracts	Notional Amount (5)	Exercise Price	Expiration Date	Value
Russell 2000® Index	Call	(300)	$(34,200,000)	$1,140	4/17/20	$(1,671,000)
Russell 2000® Index	Call	(250)	(30,000,000)	1,200	4/17/20	(643,750)
Total Options Written (premiums received $821,340)		(550)	$(64,200,000)			$(2,314,750)

JCE	Nuveen Core Equity Alpha Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$183,624,001	$ —	$ —	$183,624,001
Short-Term Investments:
Repurchase Agreements	—	3,455,162	—	3,455,162
Investments in Derivatives:
Options Written	(2,314,750)	—	—	(2,314,750)
Total	$181,309,251	$3,455,162	$ —	$184,764,413

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares.
(2)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.
(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. Other assets less liabilities also includes the value of options.
(5)	Exchange-traded, unless otherwise noted.
(6)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Exercise Price by 100.